Significant restructuring transaction, mergers and acquisitions and equity investments- Lazada (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥) country	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)
Acquisition
Cash consideration				¥ 17,300	¥ 41,836	¥ 3,055
The allocation of the purchase price at the date of acquisition
Goodwill			$ 25,850		125,420	¥ 81,645	¥ 162,149
Number of countries in which the entity operates | country		6
Noncontrolling interests			$ 11,258		¥ 42,330		70,616
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			16 years	16 years
Non-compete agreements | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			6 years	6 years
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			20 years	20 years
Developed technology and patents | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			5 years	5 years
Lazada
Acquisition
Percentage of equity interest acquired		54.00%
Cash consideration	$ 1,020	¥ 6,607	$ 1,016	¥ 6,877
The allocation of the purchase price at the date of acquisition
Net assets acquired		2,874
Goodwill		5,216
Deferred tax assets		616
Deferred tax liabilities		(1,027)
Noncontrolling interests		(4,416)
Total		¥ 6,607
Weighted average amortization period	2 years 6 months	2 years 6 months
Capital injections			$ 483	3,124
Noncontrolling interests							¥ 1,681
Equity interest held in subsidiary (as a percentage)			91.00%				91.00%
Lazada | Certain management members and employees
Acquisition
Cash consideration			$ 87	¥ 578
Lazada | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods	3 years	3 years
Lazada | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 2,014
Lazada | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		959
Lazada | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		292
Lazada | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 79